Financial Instruments and Related Risk Management - Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial assets (liabilities), Gross	$ (211)	$ (213)
Financial assets (liabilities), Offset	149	158
Financial assets (liabilities), Net Amount Presented	(62)	(55)
Natural gas derivative asset [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial assets (liabilities), Gross	31	11
Financial assets (liabilities), Offset	(27)	(2)
Financial assets (liabilities), Net Amount Presented	4	9
Natural gas derivative liabilities [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial assets (liabilities), Gross	(92)	(74)
Financial assets (liabilities), Offset	26	10
Financial assets (liabilities), Net Amount Presented	(66)	(64)
Other Long Term Debt [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial assets (liabilities), Gross	(150)	(150)
Financial assets (liabilities), Offset	$ 150	$ 150